Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Litigation proceedings of Associates and Joint Ventures - Additional Information 1 (Detail)
$ in Thousands, $ in Thousands
						12 Months Ended
	Jun. 10, 2019 BRL (R$)	Jun. 10, 2019 USD ($)	Apr. 15, 2019 BRL (R$)	Apr. 15, 2019 USD ($)	May 31, 2018 BRL (R$)	Dec. 31, 2019 BRL (R$) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 USD ($)	Oct. 08, 2018 COP ($)	Oct. 08, 2018 USD ($)	Dec. 31, 2005 plaintiff company
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings									$ 1,876,417,133	$ 571,249
Provisions | $								$ 450,454
Enel Distribución Río
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings | $								124,674
Public Prosecutor’s Office for Labor Matters
Disclosure Of Other Provisions [Line Items]
Damages paid			R$ 5,000,000	$ 1,243
Penalty			R$ 1,000,000
Enel Distribución Sao Paulo S.A | FINSOCIAL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						R$ 223,000,000		55,443
Enel Distribución Sao Paulo S.A | IRPJ & CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						70,000,000		17,404
Enel Distribución Sao Paulo S.A | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						129,000,000		32,072
Enel Distribución Sao Paulo S.A | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						882,040,000		$ 219,226
Enel Distribución Sao Paulo S.A | Federal Tax Authority
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						806,000,000
Attorneys Fees						R$ 161,000,000
Attorneys’ fees (as percentage)						20.00%		20.00%
Capital tax paid						R$ 645,000,000
Possible loss						161,000,000	$ 40,000
Enel Distribución Sao Paulo S.A | Federal Tax Authority | IRPJ & CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						172,000,000		$ 42,757
Enel Distribución Sao Paulo S.A | Federal Tax Authority | CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						152,000,000		37,791
Enel Distribución Sao Paulo S.A | Federal Tax Authority | PIS
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						653,000,000		162,328
Enel Distribución Sao Paulo S.A | Federal Tax Authority | Public Lighting Contribution [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						131,000,000		32,565
Enel Distribución Sao Paulo S.A | Federal Tax Authority | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						157,000,000		39,034
Enel Distribución Sao Paulo S.A | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						R$ 242,000,000		60,167
Enel Distribución Sao Paulo S.A | Brazilian Tax Authority [Member] | CSLL
Disclosure Of Other Provisions [Line Items]
Number of administrative proceeds | item						2	2
Estimated amount of litigation proceedings						R$ 82,000,000		20,387
Enel Distribución Sao Paulo S.A | Tax Authority of the State of São Paulo
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						153,000,000		38,039
Enel Distribución Sao Paulo S.A | Tax Authority of the State of São Paulo | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						126,000,000		31,326
Enel Cien [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						430,420,000		107,013
Companies in contact | company											2
Number of Plaintiff | plaintiff											2
Enel Generación Fortaleza S.A. [Member] | Brazilian Tax Authority [Member] | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						93,000,000		23,122
Enel Brasil S A | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						323,000,000		80,294
Eletrobrás | Enel Distribución Sao Paulo S.A
Disclosure Of Other Provisions [Line Items]
Damages paid					R$ 1,500,000,000
Years for payment of damages					5 years
Payment	R$ 285,300	$ 70,924
Amount paid to lawyers	R$ 63,400,000	$ 16,391
Estimated amount of litigation proceedings						1,353,400,000		336,440
Sindicato dos Trabalhadores na Indústrias de Energia Elétrica de São Paulo [Member] | Enel Distribución Sao Paulo S.A
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						R$ 118,800,000		$ 29,521